Annual Total Returns[BarChart] - Direxion Daily CSI China Internet Index Bull 2X Shares - Direxion Daily CSI China Internet Index Bull 2X Shares	2017	2018	2019	2020
Total	167.97%	(62.79%)	50.53%	115.96%